Note 17 - Fair Value of Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2020
Notes Tables
Fair Value, by Balance Sheet Grouping [Table Text Block]
	(in thousands)
	2020		2019
	Carrying Amount	Estimated Value	Carrying Amount	Estimated Value	Input Level
FINANCIAL ASSETS
Cash and cash equivalents	$57,034	$57,034	$26,412	$26,412	1
Securities, including FHLB stock	200,178	200,178	188,913	188,913	2,3
Loans held for sale	18,427	18,427	15,301	15,301	3
Net loans and leases	624,109	625,628	572,293	572,936	3
Mortgage servicing rights	1,132	1,132	1,061	1,061	3
Hedging assets	3,245	3,245	970	970	3
Total financial assets	$904,125	$905,644	$804,950	$805,593
	(in thousands)
	2020		2019
	Carrying Amount	Estimated Value	Carrying Amount	Estimated Value	Input Level
FINANCIAL LIABILITIES
Deposits
Maturity	$152,331	$153,337	$197,391	$197,428	3
Non-maturity	686,047	686,047	509,743	509,743	1
Other borrowings	7,750	7,750	58,750	58,692	3
Junior subordinated deferrable interest debentures	12,942	10,300	12,908	11,067	3
Hedging liabilities	616	616	27	27	3
Total financial liabilities	$859,686	$858,050	$778,819	$776,957